UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund

March 31, 2013

Shares	Description (1)	Value
	COMMON STOCKS – 97.7%

	Aerospace & Defense – 1.6%

400	Alliant Techsystems Inc.	$28,972

16,049	General Dynamics Corporation	1,131,615

46,900	Honeywell International Inc.	3,533,915

5,500	Huntington Ingalls Industries Inc.	293,315

2,600	L-3 Communications Holdings, Inc.	210,392

7,600	Spirit AeroSystems Holdings Inc., (2)	144,324

1,300	Textron Inc.	38,753
	Total Aerospace & Defense	5,381,286
	Air Freight & Logistics – 0.0%

900	FedEx Corporation	88,380
	Airlines – 0.3%

24,900	Delta Air Lines, Inc., (2)	411,099

11,100	Southwest Airlines Co.	149,628

15,800	United Continental Holdings Inc., (2)	505,758
	Total Airlines	1,066,485
	Apparel, Accesories & Luxury Goods – 0.3%

8,888	PVH Corporation	949,327
	Auto Components – 1.0%

2,500	Allision Transmission Holdings Inc.	60,025

10,300	Goodyear Tire & Rubber Company, (2)	129,883

85,000	Johnson Controls, Inc.	2,980,950

2,500	Visteon Corporation, (2)	144,250
	Total Auto Components	3,315,108
	Automobiles – 1.2%

190,560	Ford Motor Company	2,505,864

55,980	General Motors Company, (2)	1,557,364
	Total Automobiles	4,063,228
	Beverages – 1.1%

3,300	Beam Inc.	209,682

13,970	Brown-Forman Corporation	997,458

3,300	Coca-Cola Enterprises Inc.	121,836

51,700	Coca-Cola Company	2,090,748

1,800	Dr. Pepper Snapple Group	84,510

600	Molson Coors Brewing Company, Class B	29,358

1,500	Monster Beverage Corporation, (2)	71,610

1,600	PepsiCo, Inc.	126,576
	Total Beverages	3,731,778
	Biotechnology – 0.9%

15,603	Amgen Inc.	1,599,464

1,900	BioMarin Pharmaceutical Inc., (2)	118,294

25,400	Gilead Sciences, Inc., (2)	1,242,822
	Total Biotechnology	2,960,580
	Capital Markets – 2.5%

9,728	Affiliated Managers Group Inc., (2)	1,493,929

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

March 31, 2013

Shares	Description (1)	Value
	Capital Markets (continued)

91,714	American Capital Limited, (2)	$1,338,566

26,563	Ameriprise Financial, Inc.	1,956,365

19,600	Bank of New York Company, Inc.	548,604

5,425	BlackRock Inc.	1,393,574

6,900	Goldman Sachs Group, Inc.	1,015,335

24,400	Morgan Stanley	536,312
	Total Capital Markets	8,282,685
	Chemicals – 2.1%

6,000	Dow Chemical Company	191,040

7,610	Eastman Chemical Company	531,711

22,848	LyondellBasell Industries NV	1,446,050

24,550	Monsanto Company	2,593,217

35,712	Mosaic Company	2,128,792
	Total Chemicals	6,890,810
	Commercial & Professional Services – 0.9%

36,237	ADT Corporation	1,773,439

40,754	Tyco International Ltd.	1,304,128
	Total Commercial & Professional Services	3,077,567
	Commercial Banks – 5.6%

18,200	Associated Banc-Corp.	276,458

64,100	BB&T Corporation	2,012,099

21,700	CIT Group Inc., (2)	943,516

3,900	Fifth Third Bancorp.	63,609

3,700	First Citizens Bancshs Inc.	675,990

3,300	First Horizon National Corporation	35,244

28,500	First Niagara Financial Group Inc.	252,510

175,885	KeyCorp.	1,751,815

53,110	PNC Financial Services Group, Inc.	3,531,815

3,920	Popular Inc., (2)	108,231

205,498	Regions Financial Corporation	1,683,029

11,400	SunTrust Banks, Inc.	328,434

47,400	Synovus Financial Corp.	131,298

179,153	Wells Fargo & Company	6,626,868
	Total Commercial Banks	18,420,916
	Commercial Services & Supplies – 0.5%

9,400	Alexander & Baldwin Inc., (2)	336,050

4,700	Avery Dennison Corporation	202,429

5,700	Covanta Holding Corporation	114,855

3,000	KAR Auction Services Inc.	60,090

800	Republic Services, Inc.	26,400

6,800	Stericycle Inc., (2)	722,024

2,400	Waste Management, Inc.	94,104
	Total Commercial Services & Supplies	1,555,952
	Communication Equipment – 2.1%

252,750	Cisco Systems, Inc.	5,285,003

2	Nuveen Investments

Shares	Description (1)	Value
	Communication Equipment (continued)

10,500	Echostar Holding Corproation, Class A, (2)	$409,185

17,482	Motorola Solutions Inc.	1,119,372
	Total Communication Equipment	6,813,560
	Computers & Peripherals – 0.3%

280	Apple, Inc.	123,936

1,500	Dell Inc.	21,495

27,600	Hewlett-Packard Company	657,984

3,100	SanDisk Corporation, (2)	170,500
	Total Computers & Peripherals	973,915
	Construction Materials – 0.0%

3,000	Vulcan Materials Company	155,100
	Consumer Finance – 1.8%

4,800	American Express Company	323,808

74,033	Capital One Financial Corporation	4,068,113

33,526	Discover Financial Services	1,503,306

9,400	SLM Corporation	192,512
	Total Consumer Finance	6,087,739
	Containers & Packaging – 0.7%

14,900	Crown Holdings Inc., (2)	619,989

67,721	Owens-Illinois, Inc., (2)	1,804,765
	Total Containers & Packaging	2,424,754
	Diversified Consumer Services – 0.0%

100	Weight Watcher’s International Inc.	4,211
	Diversified Financial Services – 5.0%

354,310	Bank of America Corporation	4,315,496

114,250	Citigroup Inc.	5,054,420

138,112	JPMorgan Chase & Co.	6,554,796

17,900	Leucadia National Corporation	490,997
	Total Diversified Financial Services	16,415,709
	Diversified REIT – 0.1%

16,700	Duke Realty Corporation	283,566
	Diversified Telecommunication Services – 1.5%

61,100	AT&T Inc.	2,241,759

47,000	BCE INC.	2,194,430

16,900	Level 3 Communications Inc., (2)	342,901

3,100	TW Telecom Inc., (2)	78,089
	Total Diversified Telecommunication Services	4,857,179
	Electric Utilities – 1.6%

6,200	American Electric Power Company, Inc.	301,506

9,077	Duke Energy Corporation	658,899

32,600	Edison International	1,640,432

5,100	Entergy Corporation	322,524

5,500	FirstEnergy Corp.	232,100

5,400	NextEra Energy Inc.	419,472

56,715	NV Energy Inc.	1,136,001

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

March 31, 2013

Shares	Description (1)	Value
	Electric Utilities (continued)

3,200	PPL Corporation	$100,192

4,500	Southern Company	211,140

6,400	Xcel Energy, Inc.	190,080
	Total Electric Utilities	5,212,346
	Electronic Components – 0.1%

12,800	Corning Incorporated	170,624
	Electronic Equipment & Instruments – 0.3%

5,300	Arrow Electronics, Inc., (2)	215,286

6,700	Avnet Inc., (2)	242,540

5,400	Ingram Micro, Inc., Class A, (2)	106,272

4,700	Itron Inc., (2)	218,080

1,800	TE Connectivity Limited	75,474
	Total Electronic Equipment & Instruments	857,652
	Energy Equipment & Services – 1.9%

7,900	ERA Group Incorporated, (2)	165,900

97,569	Halliburton Company	3,942,763

62,630	Nabors Industries Inc.	1,015,859

9,351	National-Oilwell Varco Inc.	661,583

3,600	SeaCor Smit Inc.	265,248

2,100	Unit Corporation, (2)	95,655
	Total Energy Equipment & Services	6,147,008
	Food & Staples Retailing – 0.8%

43,850	CVS Caremark Corporation	2,411,312

2,800	Walgreen Co.	133,504

1,700	Wal-Mart Stores, Inc.	127,211
	Total Food & Staples Retailing	2,672,027
	Food Products – 2.3%

23,300	Archer-Daniels-Midland Company	785,909

6,000	Bunge Limited	442,980

34,940	ConAgra Foods, Inc.	1,251,201

31,000	Dean Foods Company, (2)	562,030

4,200	General Mills, Inc.	207,102

2,300	Hershey Foods Corporation	201,319

18,900	Hillshire Brands Company	664,335

3,400	Ingredion Inc.	245,888

400	JM Smucker Company	39,664

11,200	Kellogg Company	721,616

16,304	Kraft Foods Inc.	840,145

3,500	Mead Johnson Nutrition Company, Class A Shares	271,075

32,100	Mondelez International Inc.	982,581

13,800	Smithfield Foods, Inc., (2)	365,424

3,700	Tyson Foods, Inc., Class A	91,834
	Total Food Products	7,673,103
	Health Care Equipment & Supplies – 2.1%

14,600	Alere Inc., (2)	372,738

4	Nuveen Investments

Shares	Description (1)	Value
	Health Care Equipment & Supplies (continued)

39,850	Baxter International, Inc.	$2,894,704

18,400	Boston Scientific Corporation, (2)	143,704

100	CareFusion Corporation, (2)	3,499

38,400	Covidien PLC	2,605,056

7,400	Hill Rom Holdings Inc.	260,628

15,100	Hologic Inc., (2)	341,260

8,800	Medtronic, Inc.	413,248
	Total Health Care Equipment & Supplies	7,034,837
	Health Care Providers & Services – 3.6%

800	Aetna Inc.	40,896

59,340	Brookdale Senior Living Inc., (2)	1,654,399

2,400	CIGNA Corporation	149,688

6,700	Community Health Systems, Inc.	317,513

900	Davita Inc., (2)	106,731

100	Express Scripts, Holding Company, (2)	5,765

49,479	HCA Holdings Inc.	2,010,332

7,100	Health Net Inc., (2)	203,202

1,100	Humana Inc.	76,021

1,000	Laboratory Corporation of America Holdings, (2)	90,200

5,600	Lifepoint Hospitals Inc., (2)	271,376

31,761	McKesson HBOC Inc.	3,428,918

3,300	Quest Diagnostics Incorporated	186,285

52,600	UnitedHealth Group Incorporated	3,009,246

4,100	VCA Antech, Inc., (2)	96,309

5,600	Wellpoint Inc.	370,888
	Total Health Care Providers & Services	12,017,769
	Hotels, Restaurants & Leisure – 1.0%

28,050	McDonald’s Corporation	2,796,305

27,000	MGM Resorts International Inc., (2)	355,050

800	Penn National Gaming, Inc., (2)	43,544

40,000	The Wendy’s Company	226,800
	Total Hotels, Restaurants & Leisure	3,421,699
	Household Durables – 0.7%

28,966	Lennar Corporation, Class A	1,201,510

58,200	Pulte Corporation, (2)	1,177,968
	Total Household Durables	2,379,478
	Household Products – 1.4%

1,600	Clorox Company	141,648

9,860	Colgate-Palmolive Company	1,163,776

42,020	Procter & Gamble Company	3,238,061
	Total Household Products	4,543,485
	Independent Power Producers & Energy Traders – 0.7%

73,600	AES Corporation	925,152

48,400	Calpine Corporation, (2)	997,040

15,700	NRG Energy Inc.	415,893
	Total Independent Power Producers & Energy Traders	2,338,085

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

March 31, 2013

Shares	Description (1)	Value
	Industrial Conglomerates – 2.8%

4,800	Danaher Corporation	$298,320

393,492	General Electric Company	9,097,534
	Total Industrial Conglomerates	9,395,854
	Insurance – 5.9%

31,100	Ace Limited	2,766,967

1,000	Alleghany Corporation, Term Loan, (2)	395,920

36,921	Allstate Corporation	1,811,713

41,040	American International Group, (2)	1,593,173

20,900	Berkshire Hathaway Inc., Class B, (2)	2,177,780

5,300	CNA Financial Corporation	173,257

7,549	Everest Reinsurance Group Ltd	980,313

20,500	Genworth Financial Inc., Class A, (2)	205,000

77,886	Hartford Financial Services Group, Inc.	2,009,459

18,900	Loews Corporation	832,923

100	Markel Corporation, (2)	50,350

49,750	MetLife, Inc.	1,891,495

118,340	Old Republic International Corporation	1,504,101

1,400	White Mountain Insurance Group	793,968

1,500	WR Berkley Corporation	66,555

78,887	XL Capital Ltd, Class A	2,390,276
	Total Insurance	19,643,250
	Internet & Catalog Retail – 0.4%

300	Amazon.com, Inc., (2)	79,947

400	Expedia, Inc.	24,004

34,500	Groupon Inc., (2)	211,140

26,200	Liberty Interactive Corporation, Class A Shares, (2)	560,156

4,800	Liberty Ventures, (2)	362,784

100	priceline.com Incorporated, (2)	68,793

2,500	TripAdvisor Inc., (2)	131,300
	Total Internet & Catalog Retail	1,438,124
	Internet Software & Services – 1.4%

5,800	Akamai Technologies, Inc., (2)	204,682

37,651	eBay Inc., (2)	2,041,437

100	Facebook Inc., Class A Shares, (2)	2,558

600	Google Inc., Class A, (2)	476,418

16,900	IAC/InterActiveCorp.	755,092

9,300	VeriSign, Inc., (2)	439,704

31,600	Yahoo! Inc., (2)	743,548
	Total Internet Software & Services	4,663,439
	IT Services – 0.7%

25,300	Booz Allen Hamilton Holding	340,032

300	Fiserv, Inc., (2)	26,349

11,544	Visa Inc.	1,960,633
	Total IT Services	2,327,014

6	Nuveen Investments

Shares	Description (1)	Value
	Life Sciences Tools & Services – 0.6%

1,600	Bio-Rad Laboratories Inc., (2)	$201,600

7,600	Charles River Laboratories International, Inc., (2)	336,452

500	Life Technologies Corporation, (2)	32,315

2,300	Techne Corporation	156,055

17,428	Thermo Fisher Scientific, Inc.	1,333,068
	Total Life Sciences Tools & Services	2,059,490
	Machinery – 2.6%

3,500	CNH Global N.V.	144,620

13,250	Cummins Inc.	1,534,483

32,731	Harsco Corporation	810,747

27,074	Ingersoll Rand Company Limited, Class A	1,489,341

20,050	Kennametal Inc.	782,752

6,100	Navistar International Corporation, (2)	210,877

17,210	PACCAR Inc.	870,138

24,000	Stanley Black & Decker Inc.	1,943,280

26,726	Xylem Inc.	736,569
	Total Machinery	8,522,807
	Media – 3.7%

2,400	AMC Networks Inc., Class A Shares, (2)	151,632

17,700	Cablevision Systems Corporation	264,792

6,100	Charter Communications, Inc., Class A, (2)	635,498

41,700	Clear Channel Outdoor Holdings Inc., Class A, (2)	312,333

45,724	Comcast Corporation, Class A	1,920,865

4,300	DirecTV, (2)	243,423

4,600	Echostar Communications Corporation, Variable Prepaid Forward	174,340

800	Liberty Global Inc, A Shares, (2)	58,720

4,600	News Corporation, Class A	140,392

78,015	Time Warner Inc.	4,495,224

55,650	Viacom Inc., Class B	3,426,371

6,400	Walt Disney Company	363,520
	Total Media	12,187,110
	Metals & Mining – 0.9%

34,300	Alcoa Inc.	292,236

2,200	Allied Nevada Gold Corporation, (2)	36,212

55,750	Barrick Gold Corporation	1,639,050

13,800	Freeport-McMoRan Copper & Gold, Inc.	456,780

5,000	Molycorp Inc., (2)	26,000

11,500	Newmont Mining Corporation	481,735

800	Tahoe Resources Inc., (2)	14,072

1,800	United States Steel Corporation	35,100
	Total Metals & Mining	2,981,185
	Multiline Retail – 1.5%

35,750	Dollar General Corporation, (2)	1,808,235

7,500	J.C. Penney Company, Inc.	113,325

21,824	Macy’s, Inc.	913,116

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

March 31, 2013

Shares	Description (1)	Value
	Multiline Retail (continued)

4,000	Sears Holding Corporation, (2)	$199,880

26,618	Target Corporation	1,822,002
	Total Multiline Retail	4,856,558
	Multi-Utilities – 1.4%

12,300	Ameren Corporation	430,746

62,490	CenterPoint Energy, Inc.	1,497,260

5,600	Dominion Resources, Inc.	325,808

20,230	DTE Energy Company	1,382,518

5,500	PG&E Corporation	244,915

6,500	Public Service Enterprise Group Incorporated	223,210

5,000	Sempra Energy	399,700
	Total Multi-Utilities	4,504,157
	Office Electronics – 0.0%

5,900	Xerox Corporation	50,740
	Office REIT – 0.3%

17,000	Corporate Office Properties	453,560

5,500	SL Green Realty Corporation	473,605
	Total Office REIT	927,165
	Oil, Gas & Consumable Fuels – 11.5%

7,400	Alpha Natural Resources Inc., (2)	60,754

9,700	Anadarko Petroleum Corporation	848,265

9,500	Apache Corporation	733,020

13,500	Cheniere Energy Inc., (2)	378,000

11,800	Chesapeake Energy Corporation	240,838

17,442	Chevron Corporation	2,072,458

2,700	Cimarex Energy Company	203,688

14,600	ConocoPhillips	877,460

15,100	Devon Energy Corporation	851,942

73,850	EnCana Corporation	1,437,121

7,600	Exco Resources Inc.	54,188

139,524	Exxon Mobil Corporation	12,572,507

2,100	Hess Corporation	150,381

9,200	Kinder Morgan, Inc.	355,856

7,600	Kosmos Energy Inc., (2)	85,880

12,800	Laredo Petroleum Holdings Inc., (2)	234,112

117,067	Marathon Oil Corporation	3,947,499

34,151	Marathon Petroleum Corporation	3,059,930

27,945	Murphy Oil Corporation	1,780,935

9,500	Newfield Exploration Company, (2)	212,990

32,884	Occidental Petroleum Corporation	2,577,119

7,200	Peabody Energy Corporation	152,280

33,580	Phillips 66	2,349,593

4,200	Plains Exploration & Production Company, (2)	199,374

5,100	QEP Resources Inc.	162,384

26,800	SandRidge Energy Inc., (2)	141,236

8	Nuveen Investments

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)

45,700	Southwestern Energy Company, (2)	$1,702,782

8,000	Teekay Shipping Corporation	287,680

2,000	Ultra Petroleum Corporation, (2)	40,200

1,300	Valero Energy Corporation	59,137

21,700	WPX Energy Inc., (2)	347,634
	Total Oil, Gas & Consumable Fuels	38,177,243
	Paper & Forest Products – 0.4%

25,481	International Paper Company	1,186,905
	Pharmaceuticals – 7.5%

18,298	Actavis Inc., (2)	1,685,429

17,500	Eli Lilly and Company	993,825

2,200	Endo Pharmaceuticals Holdings Inc., (2)	67,672

5,600	Forest Laboratories, Inc., (2)	213,024

4,800	Hospira Inc., (2)	157,584

85,006	Johnson & Johnson	6,930,538

97,950	Merck & Company Inc.	4,332,329

2,800	Mylan Laboratories Inc., (2)	81,032

23,250	Novartis AG, Sponsored ADR	1,656,330

304,372	Pfizer Inc.	8,784,175

3,400	Warner Chilcott Limited	46,070
	Total Pharmaceuticals	24,948,008
	Professional Services – 0.1%

3,300	Nielsen Holdings BV	118,206

3,800	Verisk Analytics Inc, Class A Shares, (2)	234,194
	Total Professional Services	352,400
	Real Estate Management & Development – 0.4%

17,730	Howard Hughes Corporation, (2)	1,485,951
	Real Estate Management & Devlopment – 0.4%

2,800	CBRE Group Inc., (2)	70,700

20,700	Forest City Enterprises, Inc., (2)	367,839

15,100	Realogy Holdings Corporation, (2)	737,484
	Total Real Estate Management & Devlopment	1,176,023
	Residential REIT – 0.4%

18,800	Apartment Investment & Management Company, Class A	576,408

2,500	Equity Lifestyles Properties Inc.	192,000

9,000	Equity Residential	495,540
	Total Residential REIT	1,263,948
	Retail REIT – 1.2%

54,900	General Growth Properties Inc.	1,091,412

8,900	Retail Properties of America Inc,	131,720

9,556	Simon Property Group, Inc.	1,515,199

16,427	Taubman Centers Inc.	1,275,721
	Total Retail REIT	4,014,052
	Road & Rail – 0.4%

48,147	CSX Corporation	1,185,861

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

March 31, 2013

Shares	Description (1)	Value
	Semiconductors & Equipment – 2.3%

151,000	Advanced Micro Devices, Inc., (2)	$385,050

17,100	Cypress Semiconductor Corporation	188,613

33,300	Freescale Semiconductor, Inc., (2)	495,837

35,981	Intel Corporation	786,185

26,500	Micron Technology, Inc., (2)	264,470

78,996	NVIDIA Corporation	1,012,729

15,100	ON Semiconductor Corporation, (2)	125,028

118,500	Texas Instruments Incorporated	4,204,380
	Total Semiconductors & Equipment	7,462,292
	Software – 1.0%

50,200	Adobe Systems Incorporated, (2)	2,184,202

30,378	Microsoft Corporation	869,115

6,700	Rovi Corporation, (2)	143,447

1,800	Workday Inc., Class A, (2)	110,934

24,500	Zynga Inc., (2)	82,320
	Total Software	3,390,018
	Specialized REIT – 0.0%

9,200	Host Hotels & Resorts Inc.	160,908
	Specialy Retail – 1.1%

1,700	AutoNation Inc., (2)	74,375

200	AutoZone, Inc., (2)	79,354

800	Best Buy Co., Inc.	17,720

9,889	Home Depot, Inc.	690,054

600	Lowe’s Companies, Inc.	22,752

6,500	Sally Beauty Holdings Inc., (2)	190,970

24,160	Signet Jewelers Limited	1,618,720

16,140	Williams-Sonoma Inc.	831,533
	Total Specialy Retail	3,525,478
	Thrifts & Mortgage Finance – 0.5%

51,700	Capitol Federal Financial Inc.	624,019

6,800	Hudson City Bancorp, Inc.	58,752

48,800	TFS Financial Corporation, (2)	528,504

33,200	Washington Federal Inc.	581,000
	Total Thrifts & Mortgage Finance	1,792,275
	Tobacco – 0.2%

7,500	Philip Morris International	695,325
	Trading Companies & Distributors – 0.1%

11,800	Air Lease Corporation	345,976

4,700	MRC Global Inc., (2)	154,771
	Total Trading Companies & Distributors	500,747
	Water Utilities – 0.2%

17,300	American Water Works Company	716,912
	Wireless Telecommunication Services – 1.8%

25,000	Clearwire Corporation, (2)	81,000

4,400	Crown Castle International Corporation, (2)	306,416

10	Nuveen Investments

Shares	Description (1)			Value

9,300	NII Holdings Inc., Class B, (2)			$40,269

3,300	SBA Communications Corporation, (2)			237,666

78,200	Sprint Nextel Corporation, (2)			485,622

12,700	Telephone and Data Systems Inc.			267,589

15,200	United States Cellular Corporation, (2)			547,200

138,650	Vodafone Group PLC, Sponsored ADR			3,939,047
	Total Wireless Telecommunication Services			5,904,809
	Total Common Stocks (cost $256,014,995)			323,763,996

Shares	Description (1)			Value
	INVESTMENT COMPANIES – 0.5%

20,000	iShares Russell 1000 Value Index Fund			$1,623,400
	Total Investment Companies (cost $1,612,914)			1,623,400

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.6%

$5,495	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/13, repurchase price $5,495,130, collateralized by $5,600,000 U.S. Treasury Notes, 0.625%, due 9/30/17, value $5,607,588	0.010%	4/01/13	$5,495,124
	Total Short-Term Investments (cost $5,495,124)			5,495,124
	Total Investments (cost $263,123,033) – 99.8%			330,882,520
	Other Assets Less Liabilities – 0.2%			508,249
	Net Assets – 100%			$331,390,769

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$323,763,996	$—	$—	$323,763,996
Investment Companies	1,623,400	—	—	1,623,400
Short-Term Investments:
Repurchase Agreements	—	5,495,124	—	5,495,124
Total	$325,387,396	$5,495,124	$—	$330,882,520

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

March 31, 2013

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2013, the cost of investments was $272,998,048.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2013, were as follows:

Gross unrealized:
Appreciation	$69,088,461
Depreciation	(11,203,989)
Net unrealized appreciation (depreciation) of investments	$57,884,472

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

12	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen NWQ Multi-Cap Value Fund

March 31, 2013

Shares	Description (1)	Value
	COMMON STOCKS – 99.2%

	Automobiles – 3.0%

174,800	General Motors Company, (2)	$4,862,936
	Capital Markets – 2.6%

215,500	FBR Capital Markets Corporation, (2)	4,079,415
	Commercial Banks – 1.7%

147,100	Privatebancorp, Inc.	2,781,661
	Commercial Services & Supplies – 0.6%

70,000	Pitney Bowes Inc.	1,040,200
	Communication Equipment – 3.0%

228,000	Cisco Systems, Inc.	4,767,480
	Diversified Financial Services – 5.9%

143,200	Citigroup Inc.	6,335,168

65,000	JPMorgan Chase & Co.	3,084,900
	Total Diversified Financial Services	9,420,068
	Energy Equipment & Services – 2.4%

40,700	Halliburton Company	1,644,687

202,000	McDermott International Inc., (2)	2,219,980
	Total Energy Equipment & Services	3,864,667
	Food Products – 1.8%

118,800	Tyson Foods, Inc., Class A	2,948,616
	Household Durables – 1.6%

55,900	Harman International Industries Inc.	2,494,817
	Independent Power Producers & Energy Traders – 1.4%

87,600	NRG Energy Inc.	2,320,524
	Insurance – 21.7%

159,700	American International Group, (2)	6,199,554

64,000	AON PLC	3,936,000

271,900	Hartford Financial Services Group, Inc.	7,015,020

75,500	Loews Corporation	3,327,285

84,287	Reinsurance Group of America Inc.	5,029,405

233,000	Unum Group	6,582,250

68,000	Willis Group Holdings PLC	2,685,320
	Total Insurance	34,774,834
	IT Services – 0.2%

20,800	Convergys Corporation	354,224
	Machinery – 3.7%

50,000	Ingersoll Rand Company Limited, Class A	2,750,500

61,000	PACCAR Inc.	3,084,160
	Total Machinery	5,834,660
	Media – 5.7%

325,000	Interpublic Group Companies, Inc.	4,234,750

79,697	Viacom Inc., Class B	4,906,944
	Total Media	9,141,694
	Metals & Mining – 4.9%

173,699	AngloGold Ashanti Limited, Sponsored ADR	4,090,611

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen NWQ Multi-Cap Value Fund (continued)

March 31, 2013

Shares	Description (1)			Value
	Metals & Mining (continued)

126,300	Barrick Gold Corporation			$3,713,220
	Total Metals & Mining			7,803,831
	Mortgage REIT – 2.3%

160,000	Redwood Trust Inc.			3,708,800
	Oil, Gas & Consumable Fuels – 14.0%

74,000	Apache Corporation			5,709,840

211,500	Canadian Natural Resources Limited			6,795,495

168,600	Denbury Resources Inc., (2)			3,144,390

550,000	Talisman Energy Inc.			6,737,500
	Total Oil, Gas & Consumable Fuels			22,387,225
	Pharmaceuticals – 9.0%

157,000	Pfizer Inc.			4,531,020

115,300	Sanofi-Aventis, ADR			5,889,524

100,000	Teva Pharmaceutical Industries Limited, Sponsored ADR			3,968,000
	Total Pharmaceuticals			14,388,544
	Semiconductors & Equipment – 4.8%

609,650	LSI Logic Corporation, (2)			4,133,427

67,600	MKS Instruments Inc.			1,838,720

242,800	PMC-Sierra, Inc., (2)			1,648,612
	Total Semiconductors & Equipment			7,620,759
	Software – 7.5%

315,477	CA Technologies Inc.			7,940,556

141,150	Microsoft Corporation			4,038,303
	Total Software			11,978,859
	Wireless Telecommunication Services – 1.4%

81,000	Vodafone Group PLC, Sponsored ADR			2,301,210
	Total Common Stocks (cost $126,958,728)			158,875,024

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.2%

$344	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/13, repurchase price $343,831, collateralized by $355,000 U.S. Treasury Notes, 0.500%, due 7/31/17, value $353,361	0.010%	4/01/13	$343,830
	Total Short-Term Investments (cost $343,830)			343,830
	Total Investments (cost $127,302,588) – 99.4%			159,218,854
	Other Assets Less Liabilities – 0.6%			1,004,837
	Net Assets – 100%			$160,223,691

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable

14	Nuveen Investments

inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$158,875,024	$—	$—	$158,875,024
Short-Term Investments:
Repurchase Agreements	—	343,830	—	343,830
Total	$158,875,024	$343,830	$—	$159,218,854

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2013, the cost of investments was $133,186,639.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2013, were as follows:

Gross unrealized:
Appreciation	$37,240,808
Depreciation	(11,208,593)
Net unrealized appreciation (depreciation) of investments	$26,032,215

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen NWQ Large-Cap Value Fund

March 31, 2013

Shares	Description (1)	Value
	COMMON STOCKS – 96.5%

	Aerospace & Defense – 1.4%

300,030	Raytheon Company	$17,638,764
	Automobiles – 3.0%

1,317,300	General Motors Company, (2)	36,647,286
	Capital Markets – 2.6%

220,100	Goldman Sachs Group, Inc.	32,387,715
	Chemicals – 1.2%

237,700	Mosaic Company	14,169,297
	Commercial Banks – 2.0%

668,630	Wells Fargo & Company	24,732,624
	Commercial Services & Supplies – 0.4%

300,830	Pitney Bowes Inc.	4,470,334
	Communication Equipment – 3.3%

1,926,500	Cisco Systems, Inc.	40,283,115
	Consumer Finance – 1.6%

355,430	Capital One Financial Corporation	19,530,879
	Diversified Financial Services – 5.6%

1,035,420	Citigroup Inc.	45,806,981

483,170	JPMorgan Chase & Co.	22,931,248
	Total Diversified Financial Services	68,738,229
	Energy Equipment & Services – 1.0%

303,110	Halliburton Company	12,248,675
	Food & Staples Retailing – 2.1%

474,000	CVS Caremark Corporation	26,065,260
	Independent Power Producers & Energy Traders – 0.6%

301,250	NRG Energy Inc.	7,980,113
	Insurance – 19.8%

1,139,215	American International Group, (2)	44,224,326

525,110	AON PLC	32,294,265

2,128,710	Hartford Financial Services Group, Inc.	54,920,718

500,031	Loews Corporation	22,036,366

1,100,780	MetLife, Inc.	41,851,656

1,750,780	Unum Group	49,459,535
	Total Insurance	244,786,866
	Machinery – 3.9%

475,270	Ingersoll Rand Company Limited, Class A	26,144,603

425,000	PACCAR Inc.	21,488,000
	Total Machinery	47,632,603
	Media – 7.0%

650,090	Interpublic Group Companies, Inc.	8,470,673

625,000	Time Warner Inc.	36,012,500

678,120	Viacom Inc., Class B	41,751,848
	Total Media	86,235,021
	Metals & Mining – 5.0%

1,325,151	AngloGold Ashanti Limited, Sponsored ADR	31,207,306

16	Nuveen Investments

Shares	Description (1)			Value
	Metals & Mining (continued)

1,044,490	Barrick Gold Corporation			$30,708,006
	Total Metals & Mining			61,915,312
	Oil, Gas & Consumable Fuels – 13.3%

574,630	Apache Corporation			44,338,451

1,624,760	Canadian Natural Resources Limited			52,203,539

220,295	Occidental Petroleum Corporation			17,264,519

4,100,870	Talisman Energy Inc.			50,235,658
	Total Oil, Gas & Consumable Fuels			164,042,167
	Pharmaceuticals – 10.0%

1,518,440	Pfizer Inc.			43,822,178

965,630	Sanofi-Aventis, ADR			49,324,380

752,200	Teva Pharmaceutical Industries Limited, Sponsored ADR			29,847,296
	Total Pharmaceuticals			122,993,854
	Road & Rail – 1.4%

125,040	Union Pacific Corporation			17,806,946
	Semiconductors & Equipment – 1.4%

1,264,000	Applied Materials, Inc.			17,038,720
	Software – 7.4%

2,296,365	CA Technologies, Inc.			57,799,506

1,186,310	Microsoft Corporation			33,940,329
	Total Software			91,739,835
	Tobacco – 0.8%

107,220	Philip Morris International			9,940,366
	Wireless Telecommunication Services – 1.7%

736,100	Vodafone Group PLC, Sponsored ADR			20,912,601
	Total Common Stocks (cost $1,044,645,899)			1,189,936,582

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.4%

$42,402	Repurchase Agreement with State Street Bank, dated 3/28/13, repurchase price $42,401,592, collateralized by $41,905,000 U.S. Treasury Notes, 1.375%, due 11/30/15, value $43,250,737	0.010%	4/01/13	$42,401,545
	Total Short-Term Investments (cost $42,401,545)			42,401,545
	Total Investments (cost $1,087,047,444) – 99.9%			1,232,338,127
	Other Assets Less Liabilities – 0.1%			1,308,508
	Net Assets – 100%			$1,233,646,635

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen NWQ Large-Cap Value Fund (continued)

March 31, 2013

inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,189,936,582	$—	$—	$1,189,936,582
Short-Term Investments:
Repurchase Agreements	—	42,401,545	—	42,401,545
Total	$1,189,936,582	$42,401,545	$—	$1,232,338,127

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2013, the cost of investments was $1,088,016,713.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2013, were as follows:

Gross unrealized:
Appreciation	$187,550,495
Depreciation	(43,229,081)
Net unrealized appreciation (depreciation) of investments	$144,321,414

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

18	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen NWQ Small/Mid-Cap Value Fund

March 31, 2013

Shares	Description (1)	Value
	COMMON STOCKS – 93.8%

	Aerospace & Defense – 3.2%

70,650	Orbital Sciences Corporation, (2)	$1,179,149
	Biotechnology – 1.5%

10,200	Vertex Pharmaceuticals Inc., (2)	560,796
	Building Products – 3.8%

116,650	Griffon Corporation	1,390,468
	Commercial Banks – 5.2%

19,400	Privatebancorp, Inc.	366,854

17,000	Texas Capital BancShares, Inc., (2)	687,650

62,250	Western Alliance Bancorporation, (2)	861,540
	Total Commercial Banks	1,916,044
	Commercial Services & Supplies – 1.2%

42,001	Schawk Inc.	461,591
	Electrical Equipment – 0.8%

6,500	EnerSys, (2)	296,270
	Electronic Equipment & Instruments – 7.9%

16,550	Arrow Electronics, Inc., (2)	672,261

15,350	Avnet Inc., (2)	555,670

23,400	Coherent Inc.	1,327,716

5,700	FEI Company	367,935
	Total Electronic Equipment & Instruments	2,923,582
	Energy Equipment & Services – 0.5%

16,500	McDermott International Inc., (2)	181,335
	Food Products – 8.1%

18,400	Hormel Foods Corporation	760,288

87,500	Orkla ASA, (3)	700,604

15,148	Treehouse Foods Inc., (2)	986,892

22,100	Tyson Foods, Inc., Class A	548,522
	Total Food Products	2,996,306
	Hotels, Restaurants & Leisure – 4.3%

37,050	Bob Evans Farms	1,579,071
	Household Durables – 2.3%

19,400	Harman International Industries Inc.	865,822
	Insurance – 10.7%

2,150	Allied World Assurance Holdings	199,348

5,800	Alterra Capital Holdings Limited	182,700

22,600	Axis Capital Holdings Limited	940,612

8,150	PartnerRe Limited	758,847

15,350	Reinsurance Group of America Inc.	915,935

24,900	Willis Group Holdings PLC	983,301
	Total Insurance	3,980,743
	IT Services – 0.3%

4,600	Euronet Worldwide, Inc., (2)	121,164
	Machinery – 5.6%

22,300	Albany International Corporation, Class A	644,470

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen NWQ Small/Mid-Cap Value Fund (continued)

March 31, 2013

Shares	Description (1)			Value
	Machinery (continued)

1,195	Middleby Corporation, (2)			$181,819

38,900	TriMas Corporation, (2)			1,263,083
	Total Machinery			2,089,372
	Metals & Mining – 1.1%

66,487	AuRico Gold Inc.			418,203
	Oil, Gas & Consumable Fuels – 5.3%

40,000	Carrizo Oil & Gas, Inc., (2)			1,030,800

50,100	Denbury Resources Inc., (2)			934,365
	Total Oil, Gas & Consumable Fuels			1,965,165
	Paper & Forest Products – 6.7%

6,400	Buckeye Technologies Inc.			191,680

28,300	Clearwater Paper Corporation, (2)			1,491,127

11,600	Deltic Timber Corporation			797,152
	Total Paper & Forest Products			2,479,959
	Personal Products – 6.4%

41,150	Elizabeth Arden, Inc., (2)			1,656,288

28,800	Inter Parfums, Inc.			703,584
	Total Personal Products			2,359,872
	Professional Services – 1.4%

22,000	Mistras Group Inc., (2)			532,620
	Real Estate Management & Development – 4.6%

77,300	Forestar Group Inc., (2)			1,689,778
	Semiconductors & Equipment – 10.1%

162,000	LSI Logic Corporation, (2)			1,098,360

15,100	Microsemi Corporation, (2)			349,867

29,500	MKS Instruments Inc.			802,400

79,150	PMC-Sierra, Inc., (2)			537,429

59,400	Teradyne Inc., (2)			963,468
	Total Semiconductors & Equipment			3,751,524
	Specialy Retail – 1.3%

19,750	Guess Inc.			490,393
	Thrifts & Mortgage Finance – 0.5%

14,650	Northwest Bancshares Inc.			185,909
	Trading Companies & Distributors – 1.0%

5,000	WESCO International Inc., (2)			363,047
	Total Common Stocks (cost $27,067,328)			34,778,183

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 6.1%

$2,231	Repurchase Agreement with State Street Bank, dated 3/28/13, repurchase price $2,231,009, collateralized by $2,185,000 U.S. Treasury Notes, 2.375%, due 10/31/14, value $2,280,131	0.010%	4/01/13	$2,231,007
	Total Short-Term Investments (cost $2,231,007)			2,231,007
	Total Investments (cost $29,298,335) – 99.9%			37,009,190
	Other Assets Less Liabilities – 0.1%			50,992
	Net Assets – 100%			$37,060,182

20	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$34,077,579	$700,604	$—	$34,778,183
Short-Term Investments:
Repurchase Agreements	—	2,231,007	—	2,231,007
Total	$34,077,579	$2,931,611	$—	$37,009,190

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2013, the cost of investments was $29,561,715.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2013, were as follows:

Gross unrealized:
Appreciation	$8,039,766
Depreciation	(592,291)
Net unrealized appreciation (depreciation) of investments	$7,447,475

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen NWQ Small-Cap Value Fund

March 31, 2013

Shares	Description (1)	Value
	COMMON STOCKS – 93.8%

	Aerospace & Defense – 3.9%

25,200	Astronics Corporation, (2)	$751,464

288,250	Orbital Sciences Corporation, (2)	4,810,893
	Total Aerospace & Defense	5,562,357
	Apparel, Accesories & Luxury Goods – 2.4%

197,915	Maidenform Brands Inc., (2)	3,469,450
	Beverages – 0.8%

119,845	Cott Corporation	1,212,831
	Building Products – 3.5%

422,950	Griffon Corporation	5,041,564
	Commercial Banks – 7.4%

52,750	Pacwest Bancorp.	1,535,553

132,890	Privatebancorp, Inc.	2,512,950

78,550	Texas Capital BancShares, Inc., (2)	3,177,348

246,430	Western Alliance Bancorporation, (2)	3,410,591
	Total Commercial Banks	10,636,442
	Commercial Services & Supplies – 1.0%

109,900	TMS International Corporation, Class A Shares	1,450,680
	Construction & Engineering – 1.4%

203,250	Orion Marine Group Inc., (2)	2,020,305
	Electrical Equipment – 0.8%

25,898	EnerSys, (2)	1,180,431
	Electronic Equipment & Instruments – 7.9%

93,200	Coherent Inc.	5,288,168

161,235	GSI Group, Inc., (2)	1,375,335

19,000	Measurement Specialties, Inc., (2)	755,630

309,537	Methode Electronics, Inc.	3,986,837
	Total Electronic Equipment & Instruments	11,405,970
	Energy Equipment & Services – 0.5%

65,200	McDermott International Inc., (2)	716,548
	Food Products – 2.7%

60,540	Treehouse Foods Inc., (2)	3,944,181
	Hotels, Restaurants & Leisure – 4.8%

161,550	Bob Evans Farms	6,885,261
	Household Durables – 4.6%

75,500	Harman International Industries Inc.	3,369,565

200,715	Hooker Furniture Corporation	3,199,397
	Total Household Durables	6,568,962
	Insurance – 4.1%

8,150	Allied World Assurance Holdings	755,668

22,600	Alterra Capital Holdings Limited	711,900

116,350	Aspen Insurance Holdings Limited	4,488,783
	Total Insurance	5,956,351
	IT Services – 0.9%

48,950	Convergys Corporation	833,619

18,635	Euronet Worldwide, Inc., (2)	490,846
	Total IT Services	1,324,465

22	Nuveen Investments

Shares	Description (1)			Value
	Machinery – 8.0%

205,200	Albany International Corporation, Class A			$5,930,280

4,666	Middleby Corporation, (2)			709,932

149,645	TriMas Corporation, (2)			4,858,973
	Total Machinery			11,499,185
	Metals & Mining – 1.3%

287,089	AuRico Gold Inc.			1,805,790
	Oil, Gas & Consumable Fuels – 4.2%

237,400	Carrizo Oil & Gas, Inc., (2)			6,117,798
	Paper & Forest Products – 7.3%

118,008	Buckeye Technologies Inc.			3,534,340

47,800	Deltic Timber Corporation			3,284,816

122,313	Neenah Paper, Inc.			3,762,348
	Total Paper & Forest Products			10,581,504
	Personal Products – 6.4%

161,900	Elizabeth Arden, Inc., (2)			6,516,475

113,500	Inter Parfums, Inc.			2,772,805
	Total Personal Products			9,289,280
	Professional Services – 4.1%

156,941	GP Strategies Corporation, (2)			3,744,612

90,800	Mistras Group Inc., (2)			2,198,268
	Total Professional Services			5,942,880
	Real Estate Management & Development – 4.6%

304,020	Forestar Group Inc., (2)			6,645,877
	Road & Rail – 2.3%

165,836	Marten Transport, Ltd.			3,338,279
	Semiconductors & Equipment – 5.5%

311,450	Entegris Inc., (2)			3,070,897

101,900	MKS Instruments Inc.			2,771,680

314,850	PMC-Sierra, Inc., (2)			2,137,832
	Total Semiconductors & Equipment			7,980,409
	Thrifts & Mortgage Finance – 3.4%

187,140	HomeStreet Inc.			4,180,706

57,200	Northwest Bancshares Inc.			725,866
	Total Thrifts & Mortgage Finance			4,906,572
	Total Common Stocks (cost $105,450,657)			135,483,372

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 6.2%

$8,893	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/13, repurchase price $8,893,189, collateralized by $9,115,000 U.S. Treasury Notes, 0.500%, due 7/31/17, value $9,072,916	0.010%	4/01/13	$8,893,179
	Total Short-Term Investments (cost $8,893,179)			8,893,179
	Total Investments (cost $114,343,836) – 100.0%			144,376,551
	Other Assets Less Liabilities – 0.0%			57,252
	Net Assets – 100%			$144,433,803

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen NWQ Small-Cap Value Fund (continued)

March 31, 2013

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$135,483,372	$—	$—	$135,483,372
Short-Term Investments:
Repurchase Agreements	—	8,893,179	—	8,893,179
Total	$135,483,372	$8,893,179	$—	$144,376,551

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2013, the cost of investments was $116,087,265.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2013, were as follows:

Gross unrealized:
Appreciation	$33,778,454
Depreciation	(5,489,168)
Net unrealized appreciation (depreciation) of investments	$28,289,286

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

24	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Value Opportunities Fund

March 31, 2013

Shares	Description (1)	Value
	COMMON STOCKS – 96.8%

	Aerospace & Defense – 1.6%

140,000	General Dynamics Corporation	$9,871,400
	Air Freight & Logistics – 0.9%

815,000	TNT Express NV, ADR, (3)	5,916,900
	Automobiles – 3.9%

882,500	General Motors Company, (2)	24,551,150
	Beverages – 1.6%

204,000	Molson Coors Brewing Company, Class B	9,981,720
	Biotechnology – 0.4%

547,800	Dendreon Corporation, (2)	2,591,094
	Capital Markets – 2.1%

128,500	Northern Trust Corporation	7,010,960

396,000	UBS AG, (2)	6,094,440
	Total Capital Markets	13,105,400
	Chemicals – 1.1%

116,000	Mosaic Company	6,914,760
	Commercial Banks – 1.0%

1,315,000	Sumitomo Mitsui Trust Holdings, Sponsored ADR, (3)	6,143,680
	Communication Equipment – 1.8%

536,000	Cisco Systems, Inc.	11,207,760
	Computers & Peripherals – 1.1%

139,100	Western Digital Corporation	6,993,948
	Diversified Financial Services – 1.8%

1,530,000	ING Groep N.V., Sponsored ADR, (2)	11,031,300
	Diversified Telecommunication Services – 1.5%

486,000	Telecom Italia S.p.A., Sponsored ADR	2,964,600

315,000	Vivendi S.A., ADR, (3)	6,507,900
	Total Diversified Telecommunication Services	9,472,500
	Electric Utilities – 5.7%

1,842,740	Electricite de France S.A., ADR, (3)	6,928,702

659,000	Exelon Corporation	22,722,320

2,906,435	RusHydro, ADR, (3)	5,574,542
	Total Electric Utilities	35,225,564
	Electronic Components – 1.5%

712,500	Corning Incorporated	9,497,625
	Electronic Equipment & Instruments – 2.3%

237,000	Ingram Micro, Inc., Class A, (2)	4,664,160

206,000	Tech Data Corporation, (2)	9,395,660
	Total Electronic Equipment & Instruments	14,059,820
	Energy, Equipment & Services – 4.6%

109,000	Baker Hughes Incorporated	5,058,690

252,000	Superior Energy Services, Inc., (2)	6,544,440

1,383,862	Weatherford International Ltd, (2)	16,800,085
	Total Energy, Equipment & Services	28,403,215

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Value Opportunities Fund (continued)

March 31, 2013

Shares	Description (1)	Value
	Food & Staples Retailing – 2.7%

198,000	Kroger Co.	$6,561,720

212,500	Walgreen Co.	10,132,000
	Total Food & Staples Retailing	16,693,720
	Food Products – 5.8%

378,500	Archer-Daniels-Midland Company	12,766,805

127,000	Bunge Limited	9,376,410

258,000	Smithfield Foods, Inc., (2)	6,831,840

282,000	Tyson Foods, Inc., Class A	6,999,240
	Total Food Products	35,974,295
	Health Care Providers & Services – 3.1%

317,000	Aetna Inc.	16,205,040

120,000	Health Net Inc., (2)	3,434,400
	Total Health Care Providers & Services	19,639,440
	Health Care Technology – 1.0%

464,000	Allscripts Healthcare Solutions Inc., (2)	6,305,760
	Insurance – 14.9%

101,100	Ageas, Sponsored ADR, (3)	3,425,349

668,000	American International Group, (2)	25,931,760

316,000	Axis Capital Holdings Limited	13,151,920

121,000	CNA Financial Corporation	3,955,490

217,500	Endurance Specialty Holdings Limited	10,398,675

497,000	Loews Corporation	21,902,790

637,000	MS&AD Insurance Group Holdiongs Inc., ADR, (3)	7,019,740

550,000	Old Republic International Corporation	6,990,500
	Total Insurance	92,776,224
	Machinery – 2.1%

120,000	AGCO Corporation	6,254,400

125,250	Japan Steel Works Limited, ADR, (3)	6,607,526
	Total Machinery	12,861,926
	Media – 5.1%

717,000	Interpublic Group Companies, Inc.	9,342,510

168,400	Time Warner Cable, Class A	16,176,504

111,000	Time Warner Inc.	6,395,820
	Total Media	31,914,834
	Metals & Mining – 5.9%

426,910	Barrick Gold Corporation	12,551,154

1,498,607	Kinross Gold Corporation	11,883,954

298,000	Newmont Mining Corporation	12,483,220
	Total Metals & Mining	36,918,328
	Oil, Gas & Consumable Fuels – 10.6%

198,400	Apache Corporation	15,308,544

1,609,000	Arch Coal Inc.	8,736,870

313,487	BP PLC, Sponsored ADR	13,276,174

273,000	CONSOL Energy Inc.	9,186,450

123,366	Devon Energy Corporation	6,960,310

26	Nuveen Investments

Shares	Description (1)			Value
	Oil, Gas & Consumable Fuels (continued)

274,074	Peabody Energy Corporation			$5,796,665

544,213	Talisman Energy Inc.			6,666,609
	Total Oil, Gas & Consumable Fuels			65,931,622
	Paper & Forest Products – 1.9%

87,619	Domtar Corporation			6,800,987

750,000	Stora Enso Oyj, Sponsored ADR, (3)			4,837,500
	Total Paper & Forest Products			11,638,487
	Pharmaceuticals – 5.1%

333,000	Forest Laboratories, Inc., (2)			12,667,320

88,500	Novartis AG, ADR			6,304,740

326,500	Teva Pharmaceutical Industries Limited, Sponsored ADR			12,955,520
	Total Pharmaceuticals			31,927,580
	Semiconductors & Equipment – 1.1%

300,922	Intel Corporation			6,575,146
	Software – 2.6%

565,087	Microsoft Corporation			16,167,139
	Specialy Retail – 1.6%

119,500	Advance Auto Parts, Inc.			9,876,675
	Wireless Telecommunication Services – 0.4%

537,907	NII Holdings Inc., Class B, (2)			2,329,137
	Total Common Stocks (cost $540,015,347)			602,498,149

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.9%

$18,206	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/13, repurchase price $18,205,957, collateralized by $18,660,000 U.S. Treasury Notes, 0.500%, due 7/31/17, value $18,573,847	0.010%	4/01/2017	$18,205,937
	Total Short-Term Investments (cost $18,205,937)			18,205,937
	Total Investments (cost $558,221,284) – 99.7%			620,704,086
	Other Assets Less Liabilities – 0.3%			1,746,117
	Net Assets – 100%			$622,450,203

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Value Opportunities Fund (continued)

March 31, 2013

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$549,536,310	$52,961,839	$—	$602,498,149
Short-Term Investments:
Repurchase Agreements	—	18,205,937	—	18,205,937
Total	$549,536,310	$71,167,776	$—	$620,704,086

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent a manager determines that the valuation inputs or methodologies may impact the valuation of those securities.

Level 1		Level 2		Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfer In	(Transfers Out)
$ —	$(36,599,851)	$36,599,851	$—	$—	$—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2013, the cost of investments was $573,040,199.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2013, were as follows:

Gross unrealized:
Appreciation	$84,948,799
Depreciation	(37,284,912)
Net unrealized appreciation (depreciation) of investments	$47,663,887

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.

ADR	American Depositary Receipt.

28	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen NWQ Equity Income Fund

March 31, 2013

Shares	Description (1)	Value
	Aerospace & Defense – 1.0%

200	Raytheon Company	$11,758
	Automobiles – 2.3%

975	General Motors Company, (2)	27,125
	Capital Markets – 1.0%

400	Bank of New York Company, Inc.	11,196
	Chemicals – 1.5%

300	Mosaic Company	17,883
	Commercial Banks – 3.8%

1,200	Wells Fargo & Company	44,388
	Communications Equipment – 3.8%

1,800	Cisco Systems, Inc.	37,638

500	LM Ericsson Telefonaktiebolaget, Sponsored ADR	6,300
	Total Communications Equipment	43,938
	Consumer Finance – 3.1%

650	Capital One Financial Corporation	35,718
	Diversified Financial Services – 6.8%

925	Citigroup Inc.	40,922

800	JPMorgan Chase & Co.	37,968
	Total Diversified Financial Services	78,890
	Diversified Telecommunication Services – 0.8%

2,200	Frontier Communications Corporation	8,756
	Energy, Equipment & Services – 1.0%

300	Halliburton Company	12,123
	Food & Staples Retailing – 2.6%

550	CVS Caremark Corporation	30,245
	Household Products – 0.7%

100	Procter & Gamble Company	7,706
	Industrial Conglomerates – 0.9%

450	General Electric Company	10,404
	Insurance – 12.5%

1,100	American International Group, (2)	42,702

1,500	Hartford Financial Services Group, Inc.	38,700

500	MetLife, Inc., (5)	19,010

175	Symetra Financial Corporation	2,347

1,500	Unum Group	42,375
	Total Insurance	145,134
	Machinery – 1.8%

200	Ingersoll Rand Company Limited, Class A	11,002

200	PACCAR Inc.	10,112
	Total Machinery	21,114
	Media – 12.7%

2,000	Interpublic Group Companies, Inc.	26,060

1,000	MDC Partners, Inc.	16,170

1,350	National CineMedia, Inc.	21,303

400	News Corporation, Class A	12,208

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen NWQ Equity Income Fund (continued)

March 31, 2013

Shares	Description (1)	Value
	Media (continued)

600	Time Warner Inc.	$34,572

600	Viacom Inc., Class B	36,942
	Total Media	147,255
	Metals & Mining – 3.9%

500	AngloGold Ashanti Limited, Sponsored ADR	11,775

1,900	AuRico Gold Inc., (5)	11,951

750	Barrick Gold Corporation	22,050
	Total Metals & Mining	45,776
	Oil, Gas & Consumable Fuels – 8.7%

400	Canadian Natural Resources Limited	12,852

125	Occidental Petroleum Corporation	9,796

500	Royal Dutch Shell PLC, Class A, ADR	32,580

1,400	Talisman Energy Inc., (5)	17,150

600	Total S.A., Sponsored ADR	28,788
	Total Oil, Gas & Consumable Fuels	101,166
	Pharmaceuticals – 16.1%

350	AstraZeneca PLC, Sponsored ADR	17,493

900	GlaxoSmithKline PLC, Sponsored ADR	42,219

400	Merck & Company Inc.	17,692

1,700	Pfizer Inc.	49,060

200	Roche Holdings AG, Sponsored ADR	11,720

950	Sanofi-Aventis, ADR	48,526
	Total Pharmaceuticals	186,710
	Real Estate Investment Trust – 1.4%

700	Redwood Trust Inc.	16,226
	Semiconductors & Equipment – 1.2%

1,000	Applied Materials, Inc.	13,480
	Software – 6.4%

1,795	CA Technologies, Inc., (5)	45,180

1,000	Microsoft Corporation	28,610
	Total Software	73,790
	Specialty Retail – 1.1%

600	Best Buy Co., Inc., (5)	13,290
	Tobacco – 2.4%

300	Philip Morris International	27,813
	Wireless Telecommunication Services – 2.8%

1,150	Vodafone Group PLC, Sponsored ADR	32,672
	Total Investments (cost $987,781) – 100.3%	1,164,556
	Other Assets Less Liabilities – (0.3)% (3)	(2,915)
	Net Assets – 100%	$1,161,641

30	Nuveen Investments

Investments in Derivatives as of March 31, 2013

Call Options Written outstanding:

Number of Contracts	Type	Notional Amount (4)	Expiration Date	Strike Price	Value (3)
(8)	Aurico Gold Inc.	$(5,600)	6/22/13	$7.0	$(220)

(8)	Aurico Gold Inc.	(6,400)	6/22/13	8.0	(80)

(6)	Best Buy Co., Inc.	(11,400)	6/22/13	19.0	(2,355)

(7)	CA Technologies, Inc.	(17,500)	5/18/13	25.0	(612)

(5)	MetLife, Inc.	(18,000)	4/20/13	36.0	(1,138)

(5)	Talisman Energy Inc.	(6,000)	4/20/13	12.0	(250)
(39)	Total Call Options Written (premiums received $3,297)	$(64,900)			$(4,655)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,164,556	$—	$—	$1,164,556
Derivatives:
Call Options Written	(4,655)	—	—	(4,655)
Total	$1,159,901	$—	$—	$1,159,901

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2013, the cost of investments (excluding investments in derivatives) was $988,487.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2013, were as follows:

Gross unrealized:
Appreciation	$210,751
Depreciation	(34,682)
Net unrealized appreciation (depreciation) of investments	$176,069

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen NWQ Equity Income Fund (continued)

March 31, 2013

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Other Assets Less Liabilities includes Value of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(4)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(5)	Investment, or portion of investment, has been pledged as collateral for call options written during and/or as of the end of the reporting period.

ADR	American Depositary Receipt.

32	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Global Total Return Bond Fund

March 31, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 41.6%

	Airlines – 0.2%

$25	Delta Air Lines Pass Through Certificates, Series 2012-1B	6.875%	5/07/19	BB	$26,438
	Auto Components – 0.5%

45	American & Axle Manufacturing Inc.	6.625%	10/15/22	B	46,575

20	Dana Holding Corporation	6.500%	2/15/19	BB	21,450

25	Pittsburgh Glass Works LLC, 144A	8.500%	4/15/16	B+	25,438
90	Total Auto Components				93,463
	Automobiles – 0.2%

30	Chrysler GP/CG Company	8.000%	6/15/19	B1	32,888
	Biotechnology – 0.1%

20	STHI Holding Corporation, 144A	8.000%	3/15/18	B	21,850
	Building Products – 0.3%

25	Roofing Supply Group LLC Finance, 144A	10.000%	6/01/20	B3	28,250

25	USG Corporation, 144A	8.375%	10/15/18	BB–	27,625
50	Total Building Products				55,875
	Capital Markets – 3.7%

40	E Trade Financial Corporation	6.375%	11/15/19	B2	42,300

125	Goldman Sachs Group, Inc.	6.000%	6/15/20	A	147,527

175	Morgan Stanley Dean Witter & Company	4.875%	11/01/22	BBB+	185,520

70	Morgan Stanley	6.625%	4/01/18	A	83,678

125	Morgan Stanley	5.500%	7/24/20	A	143,958

25	UBS AG Stamford	4.875%	8/04/20	A	28,958
560	Total Capital Markets				631,941
	Chemicals – 1.1%

25	Hexion US Finance	6.625%	4/15/20	Ba3	25,063

25	Huntsman International LLC, Convertible Bond, Series 2011	8.625%	3/15/21	B+	28,125

70	Ineos Finance PLC, 144A	7.500%	5/01/20	B+	76,213

50	Taminco Global Chemical Corporation, 144A	9.750%	3/31/20	B–	55,625
170	Total Chemicals				185,026
	Commercial Banks – 0.6%

25	HSBC Holdings PLC	6.800%	6/01/38	A+	31,953

40	Royal Bank of Scotland Group PLC	6.125%	12/15/22	BBB–	41,372

25	Wells Fargo & Company	3.450%	2/13/23	A+	25,168
90	Total Commercial Banks				98,493
	Commercial Services & Supplies – 0.2%

27	Ceridian Corporation, 144A	8.875%	7/15/19	B1	31,421
	Communications Equipment – 0.1%

20	Goodman Networks Inc., 144A	12.125%	7/01/18	B	22,200
	Computers & Peripherals – 0.6%

30	Hewlett Packard Company	4.650%	12/09/21	A–	31,107

40	Lexmark International Group Incorporated	5.125%	3/15/20	BBB–	40,974

30	Seagate HDD Cayman	7.000%	11/01/21	BB+	32,550
100	Total Computers & Peripherals				104,631
	Construction & Engineering – 1.2%

200	Odebrecht Finance Limited, 144A	5.125%	6/26/22	BBB–	210,300

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen Global Total Return Bond Fund (continued)

March 31, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Consumer Finance – 0.9%

$35	Discover Financial Services	5.200%	4/27/22	BBB	$39,272

100	Ford Motor Credit Company	6.625%	8/15/17	Baa3	116,622
135	Total Consumer Finance				155,894
	Containers & Packaging – 0.6%

5	Intertape Polymer US Inc.	8.500%	8/01/14	B–	5,000

100	Reynolds Group, 144A	7.125%	4/15/19	B+	107,375
105	Total Containers & Packaging				112,375
	Diversified Financial Services – 4.1%

115	Bank of America Corporation	5.875%	1/05/21	A	135,809

100	Bank of America Corporation	5.700%	1/24/22	A	117,134

50	Bank of America Corporation	5.750%	12/01/17	A	57,833

20	Citigroup Inc.	5.375%	8/09/20	A	23,415

45	Citigroup Inc.	4.050%	7/30/22	BBB+	46,486

30	Citigroup Inc.	6.125%	8/25/36	BBB+	34,306

30	General Electric Capital Corporation	5.300%	2/11/21	AA	34,391

25	General Electric Capital Corporation	6.875%	1/10/39	AA+	32,756

150	JPMorgan Chase & Company	4.500%	1/24/22	A+	164,388

45	JPMorgan Chase & Company	6.400%	5/15/38	A+	57,703
610	Total Diversified Financial Services				704,221
	Diversified Telecommunication Services – 1.4%

25	AT&T, Inc.	5.550%	8/15/41	A	27,557

35	Brasil Telecom S.A., 144A	5.750%	2/10/22	BBB	36,575

20	CyrusOne LP Finance, 144A	6.375%	11/15/22	B+	20,950

150	Deutsche Telekom International Finance BV, 144A	4.875%	3/06/42	BBB+	150,574
230	Total Diversified Telecommunication Services				235,656
	Electric Utilities – 0.3%

55	APT Pipelines Limited, 144A	3.875%	10/11/22	BBB	54,665
	Energy Equipment & Services – 1.5%

20	Diamond Offshore Drilling Inc.	5.700%	10/15/39	A–	25,108

25	Gulfmark Offshore Inc.	6.375%	3/15/22	BB–	26,000

50	Nabors Industries Inc.	5.000%	9/15/20	BBB	53,329

20	NGPL PipeCo LLC	7.119%	12/15/17	Ba3	21,300

30	Offshore Group Investment Limited, 144A	7.500%	11/01/19	B–	31,800

25	Precision Drilling Corporation	6.500%	12/15/21	Ba1	26,688

50	Transocean Inc.	3.800%	10/15/22	BBB–	49,256

25	Weatherford International Limited	7.000%	3/15/38	Baa2	27,898
245	Total Energy Equipment & Services				261,379
	Food Products – 0.4%

20	JBS USA LLC	7.250%	6/01/21	BB	20,950

40	Tyson Foods	4.500%	6/15/22	BBB	43,525
60	Total Food Products				64,475
	Gas Utilities – 0.2%

25	AmeriGas Finance LLC	6.750%	5/20/20	Ba2	27,188
	Health Care Equipment & Supplies – 0.1%

20	Biomet Inc., 144A	6.500%	8/01/20	B–	21,225

34	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Health Care Providers & Services – 1.2%

$20	Community Health Systems, Inc.	8.000%	11/15/19	B	$22,150

25	HCA Holdings Inc.	7.750%	5/15/21	B–	27,859

25	Kindred Healthcare Inc., Term Loan	8.250%	6/01/19	B–	24,813

100	Labco SAS, 144A	8.500%	1/15/18	BB–	135,556
170	Total Health Care Providers & Services				210,378
	Hotels, Restaurants & Leisure – 0.3%

25	Graton Economic Development Authority, 144A	9.625%	9/01/19	B	28,000

25	Shearer’s Foods LLC, 144A	9.000%	11/01/19	B	27,375
50	Total Hotels, Restaurants & Leisure				55,375
	Household Durables – 0.2%

25	Beazer Homes USA, Inc.	9.125%	6/15/18	CCC+	26,875
	Independent Power Producers & Energy Traders – 0.5%

25	Constellation Energy Group	5.150%	12/01/20	BBB+	28,545

20	GenOn Energy	9.500%	10/15/18	B	23,550

25	NRG Energy Inc.	7.875%	5/15/21	BB	27,813
70	Total Independent Power Producers & Energy Traders				79,908
	Industrial Conglomerates – 0.1%

20	Abengoa Finance SAU, 144A	8.875%	11/01/17	B+	19,500
	Insurance – 1.3%

30	Allied World Assurance Holdings Limited	7.500%	8/01/16	A–	35,676

35	Hartford Financial Services Group Inc.	6.000%	1/15/19	BBB	41,754

30	Liberty Mutual Group Inc., 144A	4.950%	5/01/22	Baa2	32,895

25	MetLife Inc.	6.750%	6/01/16	A–	29,390

20	Prudential Financial Inc.	5.500%	3/15/16	A	22,532

25	Prudential Financial Inc.	5.200%	3/15/44	BBB+	25,063

35	Swiss Re Treasury US Corporation, 144A	4.250%	12/06/42	AA–	33,815
200	Total Insurance				221,125
	IT Services – 0.3%

20	First Data Corporation	6.750%	11/01/20	BB–	20,850

25	Zayo Escrow Corporation	8.125%	1/01/20	B1	28,000
45	Total IT Services				48,850
	Machinery – 0.6%

40	Terex Corporation	6.000%	5/15/21	B+	42,100

55	Turlock Corporation	4.150%	11/02/42	A–	53,625
95	Total Machinery				95,725
	Media – 2.4%

20	Comcast Corporation	6.400%	5/15/38	A–	25,153

55	DIRECTV Holdings LLC	5.200%	3/15/20	BBB	62,876

25	LIN Television Corporation	8.375%	4/15/18	B	27,219

30	NBC Universal Media LLC	4.375%	4/01/21	A–	33,755

35	NBC Universal Media LLC	2.875%	1/15/23	A–	34,692

20	News America Holdings Inc.	6.650%	11/15/37	BBB+	24,707

45	SES SA, 144A, (WI/DD)	3.600%	4/04/23	BBB	44,999

40	Time Warner Inc.	6.100%	7/15/40	BBB	46,377

28	Viacom Inc.	4.375%	3/15/43	BBB+	25,868

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen Global Total Return Bond Fund (continued)

March 31, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Media (continued)

$60	Vivendi S.A., 144A	4.750%	4/12/22	BBB	$62,187

25	WMG Acquisition Group, 144A	6.000%	1/15/21	Ba2	26,188
383	Total Media				414,021
	Metals & Mining – 3.6%

55	Alcoa Inc.	5.400%	4/15/21	BBB–	56,959

25	Anglogold Holdings PLC	6.500%	4/15/40	Baa2	24,842

85	ArcelorMittal	6.750%	2/25/22	BB+	92,893

100	Bumi Investment PTE Limited, 144A	10.750%	10/06/17	B	84,500

70	Cliffs Natural Resources Inc.	4.800%	10/01/20	BBB–	69,743

25	Coeur D’Alene Mines Corporation, 144A	7.875%	2/01/21	BB–	26,406

50	FMG Resources, 144A	6.000%	4/01/17	BB+	51,375

25	Freeport McMoRan Copper & Gold, Inc.	3.550%	3/01/22	BBB	24,850

25	IAMGOLD Corporation, 144A	6.750%	10/01/20	BB–	24,063

45	Inmet Mining Corporation, 144A	8.750%	6/01/20	B+	49,950

20	Taseko Mines Limited	7.750%	4/15/19	B	20,150

35	Teck Resources Limited	6.250%	7/15/41	BBB	37,021

25	Vale Overseas Limited	6.875%	11/10/39	A–	28,508

35	WPE International Cooperatief U.A., 144A	10.375%	9/30/20	B+	32,550
620	Total Metals & Mining				623,810
	Multiline Retail – 0.1%

25	J.C. Penney Company Inc.	7.950%	4/01/17	B–	23,563
	Oil, Gas & Consumable Fuels – 9.0%

25	Alpha Natural Resources Inc.	6.000%	6/01/19	B+	23,063

50	Amerada Hess Corporation	7.125%	3/15/33	BBB	61,647

50	Anadarko Petroleum Corporation	6.200%	3/15/40	BBB–	60,607

80	Apache Corporation	4.250%	1/15/44	A–	75,909

30	Athabasca Oil Corporation, 144A	7.500%	11/19/17	B	29,931

25	Atlas Pipeline LP Finance, 144A	5.875%	8/01/23	B+	24,875

25	Bill Barrett Corporation	7.000%	10/15/22	BB–	26,188

25	Calumet Specialty Products	9.375%	5/01/19	B	28,000

25	Chesapeake Energy Corporation	9.500%	2/15/15	BB–	28,250

20	Crosstex Energy Finance	8.875%	2/15/18	B+	21,650

25	Deep Drilling Company	14.250%	3/05/15	N/R	26,750

25	Drill Rigs Holdings Inc., 144A	6.500%	10/01/17	B	25,250

25	Forest Oil Corporation	7.250%	6/15/19	B2	25,000

200	Gazprom OAO Via Gaz Capital S.A., 144A	3.850%	2/06/20	Baa1	200,000

25	Halcon Resources Limited Liability Corporation, 144A	9.750%	7/15/20	B3	27,625

30	Key Energy Services Inc.	6.750%	3/01/21	BB–	31,275

20	Kodiak Oil and Gas Corporation, 144A	8.125%	12/01/19	B–	22,600

20	Linn Energy LLC Finance Corporation, 144A	6.250%	11/01/19	B	20,450

25	Martin Mid–Stream Partners LP Finance, 144A	7.250%	2/15/21	B–	25,250

25	MEG Energy Corporation, 144A	6.375%	1/30/23	BB	26,000

25	Niska Gas Storage US LLC	8.875%	3/15/18	B+	26,063

30	Noble Energy Inc.	4.150%	12/15/21	BBB	32,984

25	Northern Tier Energy LLC, 144A	7.125%	11/15/20	BB–	26,500

36	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Oil, Gas & Consumable Fuels (continued)

$20	Paramount Resources Limited, 144A	7.625%	12/04/19	B	$19,688

25	PBF Holding Company LLC	8.250%	2/15/20	BB+	27,500

25	Petrobras International Finance Company	5.375%	1/27/21	A3	26,975

50	Petrobras International Finance Company	6.875%	1/20/40	A3	57,184

25	Sabine Pass LNG LP	7.500%	11/30/16	BB+	27,625

25	Sandridge Energy Inc.	8.125%	10/15/22	B2	26,688

200	Sinopec Group Overseas Development 2012, 144A	3.900%	5/17/22	Aa3	212,468

25	SM Energy Company	6.625%	2/15/19	BB	26,813

200	Thai Oil PCL, 144A	3.625%	1/23/23	Baa1	201,077

25	United Refining Inc., 144A	10.500%	2/28/18	B	28,250
1,475	Total Oil, Gas & Consumable Fuels				1,550,135
	Paper & Forest Products – 0.6%

25	Ainsworth Lumber Limited, 144A	7.500%	12/15/17	B	27,250

30	International Paper Company	8.700%	6/15/38	BBB	43,980

25	Tembec Industries, Inc.	11.250%	12/15/18	B3	27,625
80	Total Paper & Forest Products				98,855
	Pharmaceuticals – 0.2%

25	Valeant Pharmaceuticals International, 144A	6.375%	10/15/20	BB–	26,359
	Real Estate Investment Trust – 0.7%

20	Boston Properties Limited Partnership	4.125%	5/15/21	A–	21,671

30	HCP Inc.	3.750%	2/01/19	BBB+	32,338

15	Prologis Inc.	6.875%	3/15/20	Baa2	18,408

20	Simon Property Group, L.P.	5.650%	2/01/20	A–	24,128

30	Vornado Realty L.P.	4.250%	4/01/15	BBB	31,709
115	Total Real Estate Investment Trust				128,254
	Real Estate Management & Development – 0.1%

25	Mattamy Group Corporation, 144A	6.500%	11/15/20	BB	24,938
	Road & Rail – 0.2%

30	Hertz Corporation	7.375%	1/15/21	B	33,375
	Semiconductors & Equipment – 0.2%

25	Freescale Semiconductor Inc.	9.250%	4/15/18	B1	27,438
	Textiles, Apparel & Luxury Goods – 0.1%

20	Jones Group	6.875%	3/15/19	Ba3	21,175
	Thrifts & Mortgage Finance – 0.3%

40	WEA Finance LLC, 144A	4.625%	5/10/21	A2	44,616
	Tobacco – 0.2%

30	Reynolds American Inc.	3.250%	11/01/22	Baa2	29,661
	Trading Companies & Distributors – 0.1%

25	Russel Metals Inc., 144A	6.000%	4/19/22	Ba1	25,388
	Transportation Infrastructure – 0.2%

35	Asciano Finance Limited, 144A	5.000%	4/07/18	Baa2	38,396
	Wireless Telecommunication Services – 0.8%

25	American Tower Company	5.050%	9/01/20	Baa3	27,752

100	VimpelCom Limited/VIP Finance Ireland, 144A	9.125%	4/30/18	BB	118,675
125	Total Wireless Telecommunication Services				146,427
$6,620	Total Corporate Bonds (cost $6,775,713)				7,165,751

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen Global Total Return Bond Fund (continued)

March 31, 2013

Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL STRUCTURES – 2.2%

	Capital Markets – 0.4%

75	Goldman Sachs Capital II, (9)	4.000%	6/01/43	BB+	$63,094
	Commercial Banks – 0.4%

30,000	Barclays Bank PLC, (9)	4.750%	N/A (3)	BBB	27,592

30,000	Rabobank Nederland, 144A, (9)	11.000%	N/A (3)	A–	40,125
	Total Commercial Banks				67,717
	Diversified Financial Services – 0.8%

75,000	Bank of America Corporation	7.250%	N/A (3)	BB+	91,362

50,000	Citigroup Inc., (9)	5.950%	N/A (3)	BB	51,875
	Total Diversified Financial Services				143,237
	Electric Utilities – 0.6%

100,000	Electricite de France, 144A, (9)	5.250%	N/A (3)	A3	99,344
	Total $1,000 Par (or similar) Institutional Structures (cost $359,136)				373,392

Shares	Description (1)	Coupon		Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL STRUCTURES – 1.8%

	Commercial Banks – 0.7%

2,400	PNC Financial Services	6.125%		BBB	$66,408

2,000	Regions Financial Corporation	6.375%		BB	51,060
	Total Commercial Banks				117,468
	Consumer Finance – 0.5%

3,000	Discover Financial Services	6.500%		BB	77,520
	Insurance – 0.4%

2,400	Hartford Financial Services Group Inc.	7.875%		BB+	72,240
	Oil, Gas & Consumable Fuels – 0.2%

1,440	Nustar Logistics Limited Partnership	7.625%		Ba2	38,607
	Total $25 Par (or similar) Retail Structures (cost $280,367)				305,835

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET BACKED AND MORTGAGE-BACKED SECURITIES – 11.1%

$88	Banc of America Alternative Loan Trust, Pass Through Certificates, Series 2006-6	6.000%	7/25/46	Aaa	$73,973

100	Countrywide Asset Backed Certificates, Series 2007-4 A2	5.530%	3/25/29	Aaa	94,875

55	Countrywide Home Loans Mortgage, Series 2005-27	5.500%	1/25/23	Aaa	52,174

145	Fannie Mae TBA Mortgage Pool, (WI/DD)	4.500%	TBA	Aaa	156,215

680	Fannie Mae TBA Mortgage Pool, (WI/DD)	4.000%	TBA	Aaa	724,944

535	Fannie Mae TBA Mortgage Pool, (WI/DD)	3.500%	TBA	Aaa	564,926

250	Holmes Master Issuer PLC, Residential Mortgage Pool, Series 2012-1A, 144A	1.954%	10/15/54	AAA	255,141
$1,853	Total Asset-Backed and Mortgage-Backed Securities (cost $1,915,834)				1,922,248

Principal Amount (000) (4)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 41.7%

	Argentina – 0.4%

$100	Republic of Argentina International Bond	8.750%	6/02/17	B	$73,500

38	Nuveen Investments

Principal Amount (000) (4)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Australia – 0.7%

100 AUD	Australian Government Bond	5.750%	5/15/21	AAA	$121,992
	Canada – 3.4%

200 CAD	Canadian Government Bond	4.000%	6/01/41	AAA	256,219

300 CAD	Province of Ontario, Canada Municipal Bond	4.200%	3/08/18	Aa2	327,577
500 CAD	Total Canada				583,796
	Hungary – 0.7%

134	Republic of Hungary, Government Bond	5.375%	2/21/23	Ba1	126,128
	Indonesia – 0.7%

100	Republic of Indonesia, 144A	5.875%	3/13/20	Baa3	115,500
	Ireland – 0.8%

100 EUR	Irish Republic Treasury Bond	5.500%	10/18/17	BBB+	141,818
	Italy – 4.0%

150 EUR	Buoni Poliennali del Tesoro, Italian Treasury Bond	4.750%	6/01/17	BBB+	202,088

360 EUR	Buoni Poliennali del Tesoro, Italian Treasury Bond	5.500%	11/01/22	BBB+	490,148
510 EUR	Total Italy				692,236
	Mexico – 7.7%

60 MXN	Mexico Bonos de DeSarrollo	9.500%	12/18/14	A–	528,571

50 MXN	Mexico Bonos de DeSarrollo	6.250%	6/16/16	A–	426,182

25 MXN	Mexico Bonos de DeSarrollo	5.000%	6/15/17	A–	205,375

17 MXN	Mexico Bonos de DeSarrollo	8.000%	12/07/23	A–	171,723
152 MXN	Total Mexico				1,331,851
	Norway – 2.6%

2,300 NOK	Norway Government Bond	3.750%	5/25/21	AAA	446,473
	Philipines – 0.6%

100	Republic of the Philippines	4.000%	1/15/21	BBB–	110,500
	Poland – 0.3%

50	Republic of Poland	5.000%	3/23/22	A2	57,122
	South Africa – 1.9%

2,800 ZAR	Republic of South Africa	7.250%	1/15/20	A–	318,084
	Spain – 3.0%

200 EUR	Kingdom of Spain, Bonos y Obligado Del Esatado	4.500%	1/31/18	BBB	263,833

200 EUR	Kingdom of Spain, Bonos y Obligado Del Esatado	4.100%	7/30/18	BBB	258,499
400 EUR	Total Spain				522,332
	Sweden – 2.1%

2,000 SEK	Swedish Government	3.500%	6/01/22	AAA	353,213
	Turkey – 4.2%

1,000 TRY	Republic of Turkey Government Bond	9.000%	3/08/17	BBB	601,060

185 TRY	Republic of Turkey Government Bond	10.500%	1/15/20	BBB	123,067
1,185 TRY	Total Turkey				724,127
	Ukraine – 0.6%

100	Republic of Ukraine, 144A	7.750%	9/23/20	B	103,900
	United Kingdom – 8.0%

100 GBP	United Kingdom, Gilt	4.000%	9/07/16	AAA	170,878

250 GBP	United Kingdom, Gilt	3.750%	9/07/19	AAA	443,875

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen Global Total Return Bond Fund (continued)

March 31, 2013

Principal Amount (000) (4)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	United Kingdom (continued)

350 GBP	United Kingdom, Gilt	3.750%	9/07/21	AAA	$625,827

70 GBP	United Kingdom, Gilt	4.250%	9/07/39	AAA	129,190
770 GBP	Total United Kingdom				1,369,770
	Total Sovereign Debt (cost $7,082,219)				7,192,342

Principal Amount (000)	Description (1)		Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 8.0%

	Repurchase Agreements – 8.0%

$1,390	Repurchase Agreement with State Street Bank, dated 3/28/13, repurchase price $1,389,860, collateralized by $1,360,000 U.S. Treasury Notes, 2.375%, due 10/31/14, value $1,419,212		0.010%	4/01/13	$1,389,858
	Total Short-Term Investments (cost $1,389,858)				1,389,858
	Total Investments (cost $17,803,127) – 106.4%				18,349,426
	Other Assets Less Liabilities – (6.4)% (5)				(1,109,148)
	Net Assets – 100%				$17,240,278

Investments in Derivatives as of March 31, 2013

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars) (5)
Barclays Bank PLC	Swiss Franc	860,000	U.S. Dollar	905,764	5/15/13	$(728)
Barclays Bank PLC	U.S. Dollar	192,246	Malaysian Ringgit	600,000	4/18/13	1,225
Barclays Bank PLC	U.S. Dollar	251,708	South Korean Won	280,000,000	4/18/13	(345)
Barclays Bank PLC	U.S. Dollar	531,064	Polish Zloty	1,700,000	5/14/13	(11,105)
Barclays Bank PLC	U.S. Dollar	699,432	Euro	540,000	5/15/13	(7,005)
Barclays Bank PLC	U.S. Dollar	954,116	Euro	733,623	5/15/13	(13,411)
BNP Paribas Securities	U.S. Dollar	836,525	Indian Rupee	45,000,000	4/08/13	(10,484)
Citigroup	Australian Dollar	170,000	U.S. Dollar	176,361	5/15/13	9
Citigroup	Swedish Krona	2,300,000	U.S. Dollar	359,285	5/17/13	6,721
Citigroup	U.S. Dollar	1,349,660	South Korean Won	1,477,000,000	4/15/13	(23,489)
Citigroup	U.S. Dollar	403,568	Japanese Yen	38,000,000	4/18/13	161
Citigroup	U.S. Dollar	449,274	Japanese Yen	43,000,000	4/18/13	7,578
Citigroup	U.S. Dollar	897,858	Japanese Yen	84,000,000	4/18/13	(5,403)
Citigroup	U.S. Dollar	437,767	Canadian Dollar	440,000	4/30/13	(4,944)
Citigroup	U.S. Dollar	1,475,691	Australian Dollar	1,450,000	5/15/13	28,486
Credit Suisse	Norwegian Krone	2,800,000	U.S. Dollar	477,816	4/05/13	(1,421)
Credit Suisse	Turkish Lira	700,000	U.S. Dollar	386,527	5/13/13	1,900
Credit Suisse	U.S. Dollar	507,660	Norwegian Krone	2,800,000	4/05/13	(28,423)
Credit Suisse	U.S. Dollar	476,717	Norwegian Krone	2,800,000	6/05/13	1,362
JPMorgan	Indian Rupee	45,000,000	U.S. Dollar	825,688	4/08/13	(353)
JPMorgan	South African Rand	2,700,000	U.S. Dollar	300,848	4/12/13	7,814
JPMorgan	South Korean Won	520,000,000	U.S. Dollar	466,682	4/04/13	(511)
JPMorgan	U.S. Dollar	473,804	South Korean Won	520,000,000	4/04/13	(6,611)
JPMorgan	U.S. Dollar	336,326	New Zealand Dollar	400,000	4/30/13	(2,383)
JPMorgan	U.S. Dollar	817,755	New Zealand Dollar	1,000,000	4/30/13	17,102
JPMorgan	U.S. Dollar	593,472	Polish Zloty	1,900,000	5/14/13	(12,341)
JPMorgan	U.S. Dollar	815,735	Indian Rupee	45,000,000	6/10/13	(520)
Morgan Stanley	Brazilian Real	1,200,000	U.S. Dollar	595,977	4/02/13	2,442
Morgan Stanley	British Pound Sterling	466,000	U.S. Dollar	704,474	4/05/13	(3,557)
Morgan Stanley	British Pound Sterling	480,000	U.S. Dollar	726,855	4/05/13	(2,447)
Morgan Stanley	British Pound Sterling	580,000	U.S. Dollar	866,189	4/05/13	(15,051)

40	Nuveen Investments

Investments in Derivatives as of March 31, 2013 (continued)

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars) (5)
Morgan Stanley	British Pound Sterling	600,000	U.S. Dollar	895,836	4/05/13	$(15,792)
Morgan Stanley	British Pound Sterling	896,000	U.S. Dollar	1,358,076	6/05/13	3,153
Morgan Stanley	Euro	550,000	U.S. Dollar	716,437	5/07/13	11,229
Morgan Stanley	U.S. Dollar	604,808	Brazilian Real	1,200,000	4/02/13	(11,273)
Morgan Stanley	U.S. Dollar	158,522	British Pound Sterling	100,000	4/05/13	(6,584)
Morgan Stanley	U.S. Dollar	736,269	British Pound Sterling	470,000	4/05/13	(22,161)
Morgan Stanley	U.S. Dollar	1,032,636	British Pound Sterling	660,000	4/05/13	(29,846)
Morgan Stanley	U.S. Dollar	1,358,515	British Pound Sterling	896,000	4/05/13	2,849
Morgan Stanley	U.S. Dollar	1,032,073	Canadian Dollar	1,037,223	4/30/13	(11,767)
Morgan Stanley	U.S. Dollar	593,912	Brazilian Real	1,200,000	5/03/13	(2,482)
Morgan Stanley	U.S. Dollar	896,948	Canadian Dollar	920,000	5/13/13	7,755
Morgan Stanley	U.S. Dollar	454,627	Mexican Peso	5,703,250	5/31/13	4,252
Nomura Securities	U.S. Dollar	722,190	Australian Dollar	700,000	5/31/13	3,065
						$(143,334)

Credit Default Swaps outstanding:

Counterparty	Reference Entity	Buy/Sell Protection (6)	Current Credit Spread (7)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars) (5)
JPMorgan	iTraxx Europe Crossover Series 19	Sell	4.86	500,000 EUR	5.000%	6/20/18	$4,848	$(1,907)

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (8)	Termination Date	Unrealized Appreciation (Depreciation) (U.S. Dollars) (5)
JPMorgan	$200,000	Receive	3-Month USD-LIBOR-BBA	2.078%	Semi-Annually	2/19/13	2/19/23	$(2,049)
Morgan Stanley	1,000,000	Receive	3-Month USD-LIBOR-BBA	2.095	Semi-Annually	3/19/13	3/19/23	(9,577)
								$(11,626)

Futures Contracts oustanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value (U.S. Dollars)*	Unrealized Appreciation (Depreciation) (U.S. Dollars)
3-Month Euribor	Long	22	12/13	7,026,932	$(1,192)
Euro Bund	Short	(2)	6/13	(372,994)	(2,988)
Japanese 10-Year Bond	Long	1	6/13	1,549,477	9,662
Long GILT Bond	Long	1	6/13	180,481	5,681
U.S. Treasury 10-Year Note	Short	(5)	6/13	(659,922)	(1,642)
U.S. Treasury Long Bond	Short	(12)	6/13	(1,733,625)	(298)
U.S. Ultra Bond	Short	(4)	6/13	(630,375)	865
					$10,088
*	Total Notional Value of Long and Short positions are $8,756,890 and $(3,396,916), respectively.

Call Options Purchased outstanding:

Number of Contracts	Type	Notional Amount (10)	Expiration Date	Strike Price	Value (5)
1,000	Credit Suisse South Korean Won Currency Option	$102,500,000	7/11/13	$1,025.0000	$156

300	JPMorgan South African Rand Currency Option	263,700	4/25/13	8.7900	317
1,300	Total Call Options Purchased (premiums paid $7,233)	$102,763,700			$473

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen Global Total Return Bond Fund (continued)

March 31, 2013

Put Options Written outstanding:

Number of Contracts	Type	Notional Amount (10)	Expiration Date	Strike Price	Value (5)
300	JPMorgan South African Rand Currency Option	$292,875	4/25/13	$9.7625	$(499)
300	Total Put Options Written (premiums received $2,963)	$292,875			$(499)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$7,165,751	$—	$7,165,751
$1,000 Par (or similar) Institutional Structures	91,362	282,030	—	373,392
$25 Par (or similar) Retail Structures	305,835	—	—	305,835
Asset-Backed and Mortgage-Backed Securities	—	1,922,248	—	1,922,248
Sovereign Debt	—	7,192,342	—	7,192,342
Short-Term Investments:
Repurchase Agreements	—	1,389,858	—	1,389,858
Derivatives:
Forward Foreign Currency Exchange Contracts*	—	(143,334)	—	(143,334)
Credit Default Swaps*	—	(1,907)	—	(1,907)
Interest Rate Swaps*	—	(11,626)	—	(11,626)
Futures Contracts*	10,088	—	—	10,088
Call Options Purchased	473	—	—	473
Put Options Written	(499)	—	—	(499)
Total	$407,259	$17,795,362	$—	$18,202,621
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2013, the cost of investments (excluding investments in derivatives) was $17,803,128.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2013, were as follows:

Gross unrealized:
Appreciation	$695,063
Depreciation	(148,765)
Net unrealized appreciation (depreciation) of investments	$546,298

42	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Perpetual security. Maturity date is not applicable.

(4)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(5)	Other Assets Less Liabilities includes the Value and Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(6)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(7)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(8)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each swap contract.

(9)	For fair value measurement disclosure purposes, $1,000 Par (or similar) Institutional Structures classified as Level 2.

(10)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

N/A	Not applicable.

N/R	Not rated.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

AUD	Austrailian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pounds

MXN	Mexian Peso

NOK	Norwegian Krone

SEK	Swedish Krona

TRY	Turkey Lira

ZAR	South African Rand

USD-LIBOR-BBA	United States Dollar-London Inter-Bank Offered Rate.

Nuveen Investments	43

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2013